Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.88303%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,447,174.45

Principal:
Principal Collections	$24,382,119.17
Prepayments in Full	$12,103,294.37
Liquidation Proceeds	$162,815.88
Recoveries	$413.17
Sub Total	$36,648,642.59
Collections	$41,095,817.04

Purchase Amounts:
Purchase Amounts Related to Principal	$45,034.89
Purchase Amounts Related to Interest	$322.96
Sub Total	$45,357.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,141,174.89

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,141,174.89
Servicing Fee	$952,217.02	$952,217.02	$0.00	$0.00	$40,188,957.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,188,957.87
Interest - Class A-2a Notes	$1,164,512.33	$1,164,512.33	$0.00	$0.00	$39,024,445.54
Interest - Class A-2b Notes	$861,801.59	$861,801.59	$0.00	$0.00	$38,162,643.95
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$36,037,050.20
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$35,751,112.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,751,112.70
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$35,556,015.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,556,015.70
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$35,416,406.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,416,406.53
Regular Principal Payment	$50,983,983.47	$35,416,406.53	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,141,174.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,416,406.53
Total					$35,416,406.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,059,699.09	$76.78	$1,164,512.33	$4.46	$21,224,211.42	$81.24
Class A-2b Notes	$15,356,707.44	$76.78	$861,801.59	$4.31	$16,218,509.03	$81.09
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$35,416,406.53	$26.92	$4,772,551.34	$3.63	$40,188,957.87	$30.55

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$246,023,731.42	0.9417176	$225,964,032.33	0.8649341
Class A-2b Notes	$188,343,526.45	0.9417176	$172,986,819.01	0.8649341
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,023,897,257.87	0.7781675	$988,480,851.34	0.7512509

Pool Information
Weighted Average APR	5.014%	5.033%
Weighted Average Remaining Term	50.38	49.61
Number of Receivables Outstanding	35,303	34,614
Pool Balance	$1,142,660,427.60	$1,105,644,881.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,045,563,914.88	$1,012,524,240.23
Pool Factor	0.7916559	0.7660109

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$93,120,641.18
Targeted Overcollateralization Amount	$132,731,607.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,164,030.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$322,281.88
(Recoveries)		6	$413.17
Net Loss for Current Collection Period			$321,868.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3380%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1513%
Second Prior Collection Period			0.2456%
Prior Collection Period			0.2918%
Current Collection Period			0.3436%
Four Month Average (Current and Prior Three Collection Periods)			0.2581%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		455	$1,105,164.37
(Cumulative Recoveries)			$12,475.86
Cumulative Net Loss for All Collection Periods			$1,092,688.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0757%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,428.93
Average Net Loss for Receivables that have experienced a Realized Loss			$2,401.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	183	$7,526,797.79
61-90 Days Delinquent	0.13%	30	$1,411,617.22
91-120 Days Delinquent	0.03%	5	$298,311.57
Over 120 Days Delinquent	0.03%	5	$282,857.92
Total Delinquent Receivables	0.86%	223	$9,519,584.50

Repossession Inventory:
Repossessed in the Current Collection Period		22	$949,204.32
Total Repossessed Inventory		29	$1,271,170.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0944%
Prior Collection Period			0.1105%
Current Collection Period			0.1156%
Three Month Average			0.1068%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1802%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,544,919.09
2 Months Extended	97	$4,528,511.53
3+ Months Extended	17	$896,207.44

Total Receivables Extended	200	$8,969,638.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer